Prepayments and other assets (Tables)	12 Months Ended
Dec. 31, 2021
Accounts, Notes, Loans and Financing Receivable [Line Items]
Schedule of prepayments and other assets

		As of December 31,
		2020	2021
		RMB	RMB
Loans receivable, net	(1)	73,927	38,631
Security deposits with real estate developers, net	(2)	55,296	110,910
Rental and other deposits, net	(3)	14,439	12,635
Other receivables		48,246	57,995
Deposits for investments		1,540	—
Prepayments and other assets, net		193,448	220,171
Current Portion		185,960	220,171
Non-Current Portion		7,488	—
Total prepayments and other assets, net		193,448	220,171

(1)    Loans receivable, net

(2)	Security deposits with real estate developers, net
(3)	Rental and other deposits, net

Schedule of allowance for doubtful loans

	As of December 31,
	2019	2020	2021
	RMB	RMB	RMB
Balance at the beginning of the year	1,113	4,255	4,997
Provision for the year	3,142	614	26,697
Collection of previously written-off debtors	—	128	—
Balance at the end of the year	4,255	4,997	31,694

Schedule of aging of loans receivable

	As of December 31,
	2020	2021
	RMB	RMB
1-29 days past Due	—	200
30-89 days past Due	—	106
90-179 days past Due	—	3,690
Over 180 days past Due	14,954	20,407
Total past Due	14,954	24,403
Current	63,970	45,922
Total loans	78,924	70,325

Schedule of security deposits with real estate developers, net

	As of December 31,
	2020	2021
	RMB	RMB
Security deposits with real estate developers under Exclusive Sales Contract
- Without Sales Commitment Arrangement	55,296	129,300
- With Sales Commitment Arrangement	—	42,585
	55,296	171,885
Less: Allowance for doubtful accounts	—	(60,975)
Security deposits with real estate developers, net	55,296	110,910

Schedule of rental and other deposits, net

	As of December 31,
	2020	2021
	RMB	RMB
Rental and other deposits	14,439	25,030
Less: Allowance for doubtful accounts	—	(12,395)
Rental and other deposits, net	14,439	12,635

Loans receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Schedule of loans receivable

	As of December 31,
	2020	2021
	RMB	RMB
Secured loans	14,197	12,746
Unsecured loans	64,727	57,579
	78,924	70,325
Less: allowance for doubtful loans	(4,997)	(31,694)
Loans receivable, net	73,927	38,631
Current Portion	67,979	38,631
Non-Current Portion	5,948	—
Total loans	73,927	38,631